SECURED BORROWINGS, Fly Aladdin Acquisition Facility (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Aircraft Appraiser qtr	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Secured Borrowings [Abstract]
Repayment of debt		$ 698,989	$ 482,703	$ 326,909
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 2,416,807	1,717,483	2,416,807
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	467,179	$ 272,343	467,179
Number of aircraft serving as security | Aircraft		15
Loss on extinguishment of debt		$ 2,600
Commitment fee			$ 9,500
Repayment of debt	81,100
Write off of debt issuance cost	$ 900
Debt service coverage ratio		1.15
Loan-to-value ratio		71.00%
Percentage of aircraft financed under facility		85.00%
Period aircraft financed under facility have been subject to lease		6 months
Number of independent appraisers | Appraiser		3
Number of consecutive quarterly payments for breach of debt service coverage ratio | qtr		2
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default		$ 50,000
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		3 months
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series A Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate		1.50%
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series B Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		$ 272,300
Maturity date		Jun. 15, 2023
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series B Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate		1.80%